UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCM Advisors LLC

Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Palmer
Title:  Chief Compliance Officer
Phone:  (415) 486-6726

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                    San Francisco, CA                  2/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             116

Form 13F Information Table Value Total:  $      777,315
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABB LIMITED SPONSORED ADR               COM            000375204     8960   399107 SH       SOLE                 399107      0    0
ABBOTT LABS                             COM            002824100     7937   165671 SH       SOLE                 165671      0    0
ACCELRYS INC                            COM            00430U103      158    19080 SH       SOLE                  19080      0    0
AGILENT TECHNOLOGIES INC                COM            00846U101    10744   259338 SH       SOLE                 259338      0    0
AGRIUM INC                              COM            008916108    10639   115952 SH       SOLE                 115952      0    0
ALEXION PHARMACEUTICALS INC             COM            015351109     9954   123577 SH       SOLE                 123577      0    0
ALLERGAN INC                            COM            018490102    10300   149995 SH       SOLE                 149995      0    0
ALTRA HOLDINGS INC          COM         COM            02208R106      209    10520 SH       SOLE                  10520      0    0
AMERICAN EAGLE OUTFITTERS INC           COM            02553E106     8216   561608 SH       SOLE                 561608      0    0
AMERICAN TOWER CORP CL A                COM            029912201     9387   181773 SH       SOLE                 181773      0    0
ANDERSONS INC                           COM            034164103     1095    30120 SH       SOLE                  30120      0    0
APPLE INC                               COM            037833100    24470    75861 SH       SOLE                  75861      0    0
ASPEN TECHNOLOGY INC                    COM            045327103      129    10120 SH       SOLE                  10120      0    0
ATLAS AIR WORLDWIDE HOLDINGS INC        COM            049164205     4486    80346 SH       SOLE                  80346      0    0
AUTODESK INC                            COM            052769106    10429   273023 SH       SOLE                 273023      0    0
BLACKBOARD INC                          COM            091935502     7543   182634 SH       SOLE                 182634      0    0
BRIGHAM EXPLORATION CO                  COM            109178103     9699   356048 SH       SOLE                 356048      0    0
BROADCOM CORP                           COM            111320107     9271   212871 SH       SOLE                 212871      0    0
CALIX INC                               COM            13100M509      184    10895 SH       SOLE                  10895      0    0
CAMERON INTERNATIONAL CORP              COM            13342B105    10760   212113 SH       SOLE                 212113      0    0
CATERPILLAR INC                         COM            149123101    11805   126038 SH       SOLE                 126038      0    0
CAVIUM NETWORKS INC                     COM            14965A101      202     5360 SH       SOLE                   5360      0    0
CB RICHARD ELLIS GROUP INC  CL A        COM            12497T101     8254   403050 SH       SOLE                 403050      0    0
CELGENE CORP                            COM            151020104    12216   206560 SH       SOLE                 206560      0    0
CHIQUITA BRANDS INTL INC    COM         COM            170032809      810    57745 SH       SOLE                  57745      0    0
CISCO SYSTEMS INC                       COM            17275R102    15486   765515 SH       SOLE                 765515      0    0
CIT GROUP INC               COM NEW     COM            125581801      754    16010 SH       SOLE                  16010      0    0
CITIGROUP INC                           COM            172967101    12052  2548043 SH       SOLE                2548043      0    0
CITRIX SYS INC                          COM            177376100     6924   101210 SH       SOLE                 101210      0    0
CLARCOR INC                             COM            179895107     9819   228927 SH       SOLE                 228927      0    0
CLARUS CORP                 COM         COM            182707109      133    16860 SH       SOLE                  16860      0    0
CONSUMER STAPLES SPDR                   COM            81369Y308     6705   228763 SH       SOLE                 228763      0    0
CORNING INC                             COM            219350105     7909   409360 SH       SOLE                 409360      0    0
DOLAN CO                    COM         COM            25659P402      162    11655 SH       SOLE                  11655      0    0
DRYSHIPS INC                SHS         COM            Y2109Q101      122    22290 SH       SOLE                  22290      0    0
EMC CORPORATION                         COM            268648102    14042   613202 SH       SOLE                 613202      0    0
EMERSON ELEC CO                         COM            291011104    12939   226330 SH       SOLE                 226330      0    0
ENTROPIC COMMUNICATIONS INC COM         COM            29384R105      246    20355 SH       SOLE                  20355      0    0
EXPRESS SCRIPTS INC                     COM            302182100     9560   176876 SH       SOLE                 176876      0    0
EXXON MOBIL CORPORATION                 COM            30231G102      216     2955 SH       SOLE                   2955      0    0
FMC CORP                                COM            302491303     8217   102858 SH       SOLE                 102858      0    0
FREEPORT MCMORAN COPPER & GOLD CL B     COM            35671D857     7722    64301 SH       SOLE                  64301      0    0
GOLDMAN SACHS GROUP INC                 COM            38141G104     9791    58225 SH       SOLE                  58225      0    0
GOOGLE INC CL A                         COM            38259P508    20304    34184 SH       SOLE                  34184      0    0
GSI COMMERCE INC                        COM            36238G102     1132    48710 SH       SOLE                  48710      0    0
GUESS INC                               COM            401617105     8498   179577 SH       SOLE                 179577      0    0
GULF ISLAND FABRICATION INC     COM     COM            402307102     1013    35965 SH       SOLE                  35965      0    0
GULFPORT ENERGY CORP        COM NEW     COM            402635304      206     9515 SH       SOLE                   9515      0    0
HALLIBURTON CO                          COM            406216101    13639   334040 SH       SOLE                 334040      0    0
HERBALIFE LTD                           COM            G4412G101    10195   149110 SH       SOLE                 149110      0    0
HERTZ GLOBAL HOLDINGS INC   COM         COM            42805T105      180    12410 SH       SOLE                  12410      0    0
HUNTSMAN CORP               COM         COM            447011107     9094   582593 SH       SOLE                 582593      0    0
INTEL CORP                              COM            458140100      262    12449 SH       SOLE                  12449      0    0
INTERNATIONAL BUSINESS MACHINES CO      COM            459200101    11079    75494 SH       SOLE                  75494      0    0
INTERNET CAPITAL GROUP INC              COM            46059C205      902    63290 SH       SOLE                  63290      0    0
INTREPID POTASH INC         COM         COM            46121Y102      202     5415 SH       SOLE                   5415      0    0
ISHARES BARCLAYS MBS BOND FUND          COM            464288588     2170    20550 SH       SOLE                  20550      0    0
JOHNSON & JOHNSON                       COM            478160104      205     3316 SH       SOLE                   3316      0    0
JOY GLOBAL INC                          COM            481165108    10319   118947 SH       SOLE                 118947      0    0
JUNIPER NETWORKS INC                    COM            48203R104     7312   198044 SH       SOLE                 198044      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
KLA-TENCOR CORP                         COM            482480100    10302   266613 SH       SOLE                 266613      0    0
KROGER CO                               COM            501044101      741    33155 SH       SOLE                  33155      0    0
LOWES COMPANIES INC                     COM            548661107    11604   462695 SH       SOLE                 462695      0    0
MAGMA DESIGN AUTOMATION INC             COM            559181102      142    28330 SH       SOLE                  28330      0    0
MANPOWER INC WIS                        COM            56418H100     8125   129459 SH       SOLE                 129459      0    0
MARVELL TECHNOLOGY GROUP                COM            G5876H105     8803   474533 SH       SOLE                 474533      0    0
MEMC ELECTRONIC MATERIALS INC           COM            552715104      815    72415 SH       SOLE                  72415      0    0
MF GLOBAL HOLDINGS LTD                  COM            55277J108      177    21170 SH       SOLE                  21170      0    0
MICROSOFT CORP                          COM            594918104    13106   469412 SH       SOLE                 469412      0    0
MOHAWK INDS INC             COM         COM            608190104     9598   169103 SH       SOLE                 169103      0    0
MOLSON COORS BREWING CO CLASS B         COM            60871R209     8734   174014 SH       SOLE                 174014      0    0
MONSANTO CO                             COM            61166W101    12097   173705 SH       SOLE                 173705      0    0
NATIONAL-OILWELL VARCO INC              COM            637071101    11069   164599 SH       SOLE                 164599      0    0
NEKTAR THERAPEUTICS                     COM            640268108      150    11685 SH       SOLE                  11685      0    0
NEOGEN CORP                             COM            640491106      203     4950 SH       SOLE                   4950      0    0
NETAPP INC                              COM            64110D104    10155   184766 SH       SOLE                 184766      0    0
NIC INC                COM              COM            62914B100      177    18270 SH       SOLE                  18270      0    0
NVIDIA CORP                             COM            67066G104     7803   506705 SH       SOLE                 506705      0    0
O2MICRO INTERNATIONAL LIMITED-SPONS ADR COM            67107W100      175    28295 SH       SOLE                  28295      0    0
ORACLE CORP                             COM            68389X105    15174   484784 SH       SOLE                 484784      0    0
OWENS CORNING NEW                       COM            690742101    10662   342282 SH       SOLE                 342282      0    0
PANERA BREAD CO CL A                    COM            69840W108     8182    80840 SH       SOLE                  80840      0    0
PEP BOYS MANNY MOE & JACK               COM            713278109     1055    78520 SH       SOLE                  78520      0    0
PEPSICO INC                             COM            713448108    10588   162070 SH       SOLE                 162070      0    0
PHILIP MORRIS INTERNATIONAL INC         COM            718172109     9185   156929 SH       SOLE                 156929      0    0
PHILLIPS VAN HEUSEN CORP    COM         COM            718592108    10662   169214 SH       SOLE                 169214      0    0
PIONEER NAT RES CO          COM         COM            723787107    12625   145411 SH       SOLE                 145411      0    0
PNC FINANCIAL CORP                      COM            693475105     6802   112020 SH       SOLE                 112020      0    0
PROCTER & GAMBLE COMPANY                COM            742718109      268     4166 SH       SOLE                   4166      0    0
QUALCOMM INC                            COM            747525103    14051   283908 SH       SOLE                 283908      0    0
RF MICRO DEVICES INC        COM         COM            749941100      163    22125 SH       SOLE                  22125      0    0
SANDRIDGE ENERGY INC        COM         COM            80007P307      917   125285 SH       SOLE                 125285      0    0
SM ENERGY COMPANY                       COM            78454L100    12986   220369 SH       SOLE                 220369      0    0
SOLUTIA INC                 COM NEW     COM            834376501     9469   410261 SH       SOLE                 410261      0    0
SPDR SERIES TRUST S&P HOMEBUILDERS      COM            78464A888     9536   548356 SH       SOLE                 548356      0    0
STRYKER CORP                            COM            863667101     7804   145317 SH       SOLE                 145317      0    0
SUCCESSFACTORS INC                      COM            864596101     8122   280445 SH       SOLE                 280445      0    0
SXC HEALTH SOLUTIONS CORP   COM         COM            78505P100     1099    25630 SH       SOLE                  25630      0    0
SYMANTEC CORP                           COM            871503108     6840   408622 SH       SOLE                 408622      0    0
TALBOTS INC                 COM         COM            874161102      123    14410 SH       SOLE                  14410      0    0
TELENAV INC                 COM         COM            879455103      114    15647 SH       SOLE                  15647      0    0
TERADATA CORP                           COM            88076W103     9434   229215 SH       SOLE                 229215      0    0
TEXAS INSTRUMENTS INC                   COM            882508104      262     8052 SH       SOLE                   8052      0    0
TEXAS ROADHOUSE INC-CL A                COM            882681109     8014   466757 SH       SOLE                 466757      0    0
THORATEC LABS CORP                      COM            885175307      998    35235 SH       SOLE                  35235      0    0
TIMKEN CO                               COM            887389104      911    19095 SH       SOLE                  19095      0    0
TRIANGLE PETROLEUM CORP COM NEW         COM            89600B201      425    65395 SH       SOLE                  65395      0    0
UNION PACIFIC CORPORATION               COM            907818108    10115   109167 SH       SOLE                 109167      0    0
UNITED TECHNOLOGIES CORP                COM            913017109     9649   122571 SH       SOLE                 122571      0    0
VERIFONE HOLDINGS INCORPORATED          COM            92342Y109     1031    26730 SH       SOLE                  26730      0    0
WARNER CHILCOTT PLC IRELAND SHS A       COM            G94368100     6792   301055 SH       SOLE                 301055      0    0
WEATHERFORD INTERNATIONAL LTD           COM            H27013103    16093   705848 SH       SOLE                 705848      0    0
WESTERN UNION COMPANY                   COM            959802109     9447   508720 SH       SOLE                 508720      0    0
WHOLE FOODS MARKET INC                  COM            966837106    10522   207985 SH       SOLE                 207985      0    0
WILLIAMS SONOMA INC                     COM            969904101     7542   211317 SH       SOLE                 211317      0    0
YUM BRANDS INC                          COM            988498101     8310   169420 SH       SOLE                 169420      0    0


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